Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.20088%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$870,258.68

Principal:
Principal Collections	$13,930,051.72
Prepayments in Full	$6,568,764.84
Liquidation Proceeds	$71,457.35
Recoveries	$123,496.15
Sub Total	$20,693,770.06
Collections	$21,564,028.74

Purchase Amounts:
Purchase Amounts Related to Principal	$260,405.14
Purchase Amounts Related to Interest	$1,168.41
Sub Total	$261,573.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,825,602.29

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,825,602.29
Servicing Fee	$280,153.06	$280,153.06	$0.00	$0.00	$21,545,449.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,545,449.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,545,449.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,545,449.23
Interest - Class A-3 Notes	$173,443.48	$173,443.48	$0.00	$0.00	$21,372,005.75
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$21,029,224.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,029,224.75
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$20,900,958.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,900,958.08
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$20,811,481.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,811,481.41
Regular Principal Payment	$18,710,405.05	$18,710,405.05	$0.00	$0.00	$2,101,076.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,101,076.36
Residual Released to Depositor	$0.00	$2,101,076.36	$0.00	$0.00	$0.00
Total		$21,825,602.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,710,405.05
Total					$18,710,405.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,710,405.05	$34.19	$173,443.48	$0.32	$18,883,848.53	$34.51
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$18,710,405.05	$11.85	$733,967.82	$0.46	$19,444,372.87	$12.31

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$68,690,485.20	0.1255056	$49,980,080.15	0.0913195
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$277,800,485.20	0.1759512	$259,090,080.15	0.1641005

Pool Information
Weighted Average APR	3.319%	3.320%
Weighted Average Remaining Term	27.20	26.39
Number of Receivables Outstanding	27,019	26,158
Pool Balance	$336,183,667.79	$315,295,542.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$310,473,186.79	$291,449,459.85
Pool Factor	0.1945508	0.1824627

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$23,846,082.19
Targeted Overcollateralization Amount	$56,205,461.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,205,461.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$57,446.70
(Recoveries)		123	$123,496.15
Net Loss for Current Collection Period			$(66,049.45)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2358%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0895%
Second Prior Collection Period			0.2232%
Prior Collection Period			-0.0091%
Current Collection Period			-0.2433%
Four Month Average (Current and Prior Three Collection Periods)			-0.0297%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,788	$14,268,547.65
(Cumulative Recoveries)			$3,135,652.88
Cumulative Net Loss for All Collection Periods			$11,132,894.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6443%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,766.78
Average Net Loss for Receivables that have experienced a Realized Loss			$2,938.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	229	$3,765,982.50
61-90 Days Delinquent	0.07%	12	$234,161.69
91-120 Days Delinquent	0.05%	9	$158,468.81
Over 120 Days Delinquent	0.18%	33	$554,122.24
Total Delinquent Receivables	1.49%	283	$4,712,735.24

Repossession Inventory:
Repossessed in the Current Collection Period		8	$144,349.50
Total Repossessed Inventory		17	$309,541.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2136%
Prior Collection Period			0.2184%
Current Collection Period			0.2064%
Three Month Average			0.2128%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3003%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	37

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$810,148.78
2 Months Extended	71	$1,273,304.00
3+ Months Extended	12	$225,235.20

Total Receivables Extended	135	$2,308,687.98

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer